REVENUES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES
Services rendered	$ 3,792.7	$ 3,668.2	$ 3,516.4
Product sales	329.7	348.4	374.4
Revenues	$ 4,122.4	$ 4,016.6	$ 3,890.8